INVESTMENT IN RESIDENTIAL MORTGAGE LOANS - ACTIVITIES OF RESIDENTIAL MORTGAGE LOANS (Details 1) (Reverse Mortgage Loans, USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Reverse Mortgage Loans
Balance, beginning
Purchases / additional fundings	35,138
Proceeds from repayments	(3,945)
Accretion of loan discount and other amortization	1,867
Balance, ending	$ 33,060